Real Property Interests (Allocation and Amortization) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Fair values of the assets acquired and liabilities assumed at the date of acquisition
Land		$ 1,301,916
Investments in real property interests	5,482,055	29,419,297
Below market lease intangibles, liabilities	(249,612)	(1,497,400)
Total	5,384,510	30,306,259
Weighted average remaining amortization period for nonperpetual real property interests	48 years	48 years
Future estimated aggregate amortization of real property interests
2015 (nine months)	3,185,399
2016	3,185,399
2017	3,185,399
2018	3,185,399
2019	3,185,399
Thereafter	115,743,997
Total	131,670,992
Landmark, General Partner and affiliates | Acquisition from related party | Acquired Assets
Fair values of the assets acquired and liabilities assumed at the date of acquisition
Land	2,934,456
Investments in real property interests	9,365,699	1,002,908
Below market lease intangibles, liabilities	(1,660,519)
Total	11,548,417	1,035,316
Acquired in-place leases
Fair values of the assets acquired and liabilities assumed at the date of acquisition
Lease intangibles, assets	152,067	1,033,601
Acquired in-place leases | Landmark, General Partner and affiliates | Acquisition from related party | Acquired Assets
Fair values of the assets acquired and liabilities assumed at the date of acquisition
Lease intangibles, assets	308,035	17,332
Acquired above-market leases
Fair values of the assets acquired and liabilities assumed at the date of acquisition
Lease intangibles, assets		48,845
Acquired above-market leases | Landmark, General Partner and affiliates | Acquisition from related party | Acquired Assets
Fair values of the assets acquired and liabilities assumed at the date of acquisition
Lease intangibles, assets	$ 600,746	$ 15,076